Contract Assets (Liabilities) - Schedule of Movement in Contract Liabilities (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Movement in Contract Liabilities [Abstract]
Balance at beginning of the year
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	18,153	14,117
Balance at end of the year	$ 18,153	$ 14,117